Property, Plant and Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Asset impairment charges				$ 58.0	$ 0	$ 34.8		$ 248.8
Asset impairment charges	58.0	33.6	0	58.0	0	33.6	1.5	234.7
Polysilicon Manufacturing Assets [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges								$ 225.7